UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6377
DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/04

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Premier Select Municipal Bond Fund
Statement of Investments	November 30, 2004 (Unaudited)

Long-Term Municipal Investments--97.7%	Principal
	Amount ($)	Value ($)
Alabama--.5%

Florence, Warrants
5.75%, 9/1/2015 (Insured; MBIA)	1,000,000	1,034,810

Arizona--.5%

Arizona School Facilities Board, Revenue
(State School Improvement)
5%, 7/1/2018	1,025,000	1,091,799

Arkansas--3.1%

Beaver Water District,
Benton and Washington Counties, Water Revenue
5%, 11/15/2016 (Insured; AMBAC)	1,400,000	1,498,532

Board of Trustees of the University of Arkansas,
Various Facility Revenue (Fayetteville Campus):
5.50%, 12/1/2017 (Insured; FGIC)	2,865,000	3,187,714
5.50%, 12/1/2017 (Insured; FSA)	1,695,000	1,885,688

California--20.5%

California:
GO:
5.25%, 10/1/2016	4,070,000	4,175,942
5.25%, 9/1/2017 (Insured; MBIA)	1,800,000	1,946,772
Veterans 5.45%, 12/1/2024 (Insured; FSA)	3,430,000	3,498,977

California Department of Water Resouces:
Power Supply Revenue
5.375%, 5/1/2017 (Insured; XLCA)	4,000,000	4,386,520
Water Revenue (Central Valley Project)
5%, 12/1/2015 (Insured; FGIC)	2,000,000	2,156,400

California Public Works Board, LR
(Department of Corrections)
5.25%, 3/1/2021 (Insured; AMBAC)	1,000,000	1,065,960

Clovis Public Financing Authority,
Water Revenue
5%, 3/1/2019 (Insured; AMBAC)	2,005,000	2,122,212

Desert Sands Unified School District, COP:
5.25%, 3/1/2015 (Insured; MBIA)	1,025,000	1,119,884
5.25%, 3/1/2016 (Insured; MBIA)	1,080,000	1,175,213

East Bay Municipal Utility District,
Water System Revenue
5%, 6/1/2021 (Insured; MBIA)	1,125,000	1,172,824

East Side Union High School District,
GO (County of Santa Clara, 2002 Election Series):
5%, 8/1/2017 (Insured; FGIC)	1,290,000	1,383,164
5%, 8/1/2018 (Insured; FGIC)	1,345,000	1,437,052
5%, 8/1/2019 (Insured; FGIC)	1,410,000	1,499,084

Fullerton Joint Union High School District
5%, 8/1/2018 (Insured; FSA)	760,000	804,931

Glendale Community College District:
Zero Coupon, 8/1/2019 (Insured; FGIC)	1,130,000		557,474
Zero Coupon, 8/1/2020 (Insured; FGIC)	1,200,000		559,020
Zero Coupon, 8/1/2021 (Insured; FGIC)	1,520,000		664,590

Glendora Unified School District, GO:
Zero Coupon, 8/1/2026 (Insured; FGIC)	2,575,000		809,013
Zero Coupon, 8/1/2027 (Insured; FGIC)	2,000,000		587,820

Nevada Joint Union High School District
(Nevada and Yuba Counties)
GO 5%, 8/1/2022 (Insured; FSA)	1,160,000		1,209,045

Placer Union High School District:
Zero Coupon, 8/1/2027 (Insured; FSA)	4,110,000		1,207,970
Zero Coupon, 8/1/2028 (Insured; FSA)	4,000,000		1,106,160

Redevelopment Agency of the City
of Corona, Merger Downtown and Amended
Project Area "A" (2004 Tax Allocation)
5%, 9/1/2018 (Insured; FGIC)	1,520,000		1,617,022

San Jose,
(Library Parks and Public Safety Projects)
5%, 9/1/2019	1,575,000		1,665,547

San Juan Unified School District:
5.25%, 8/1/2019 (Insured; MBIA)	1,295,000		1,410,061
5.25%, 8/1/2020 (Insured; MBIA)	1,425,000		1,546,182

Tustin Unified School District, Special Tax
(Senior Lien Community Facilities District 97)
Zero Coupon, 9/1/2021 (Insured; FSA)	1,615,000		698,633

Walnut Valley Unified School District
6.50%, 8/1/2019 (Insured; FGIC)	1,765,000		1,795,164

Colorado--2.4%

Colorado Health Facilities Authority, Revenue
Revenue (Porter Place)
5.875%, 1/20/2020	1,940,000		2,088,041

Northwest Parkway Public Highway
Authority, Senior Revenue
Zero Coupon, 6/15/2026 (Insured; FSA)	10,000,000		2,965,100

Delaware--5.0%

Delaware Economic Development Authority,
Revenue (Pollution Control Delmarva Project)
5.20%, 2/1/2019 (Insured; AMBAC)	6,000,000		6,359,040

Delaware Housing Authority, Revenue
5.40%, 7/1/2024	1,695,000		1,718,272

Sussex County
5.70%, 10/15/2012 (Prerefunded 4/15/2005)	215,000	a	217,565

The City of Wilmington, MFHR
(GNMA Collateralized Mortgage Loan -
Market Street Mews Project) 5.45%, 9/20/2022	2,250,000		2,338,920

Florida--3.8%

Florida Intergovernmental Finance
Commission, Capital Revenue

5.125%, 2/1/2031 (Insured; AMBAC)	3,500,000		3,555,230

Jacksonville Electric Authority, Revenue
5%, 10/1/2013	1,000,000		1,023,420

School Board of Saint Lucie County, COP
(Florida Master Lease Program)
5%, 7/1/2018 (Insured; FSA)	1,635,000		1,737,498

Winter Park, Water and Sewer Revenue
5.375%, 12/1/2019 (Insured; AMBAC)	1,525,000		1,673,413

Georgia--2.2%

Atlanta, Water and Wastewater Revenue
5.50%, 11/1/2018 (Insured; FGIC)	1,200,000		1,378,872

De Kalb County Housing Authority, MFHR
(Longleaf Apartments Project)
5.45%, 10/20/2024	1,540,000		1,636,989

Development Authority of Bulloch County,
Student Housing LR
(Georgia Southern University Project)
5%, 8/1/2018 (Insured; AMBAC)	1,470,000		1,557,127

Idaho--7.6%

Boise State University, Revenues:
5.375%, 4/1/2022 (Insured; FGIC)	3,000,000		3,249,540
Student Union and Housing System
5%, 4/1/2017 (Insured; AMBAC)	1,015,000		1,088,151

Caldwell, Parity Lien Sewer Revenue
5.75%, 9/1/2018 (Insured; FSA)	2,625,000		2,977,327

Canyon County School District Number 132
(Caldwell) GO
5.25%, 7/30/2016 (Insured; MBIA)	1,405,000		1,552,792

Idaho Housing and Finance Association
5.55%, 1/1/2033	485,000		497,557
(Single Family Mortgage)
5.625%, 7/1/2015	910,000		915,824

Idaho State University, General Improvement Revenue:
5%, 4/1/2016 (Insured; FSA)	2,315,000		2,490,361
5%, 4/1/2017 (Insured; FSA)	1,930,000		2,066,277

The Regents of the University of Idaho,
Student Fee Revenue
5%, 4/1/2014 (Insured; FSA)	1,080,000		1,176,476

Kentucky--.4%

Kentucky Turnpike Authority,
Economic Development Road Revenue
(Revitalization Projects):
5.625%, 7/1/2010 (Insured; AMBAC)
(Prerefunded 7/1/2005)	745,000	a	775,396
5.625%, 7/1/2010 (Insured; AMBAC)	255,000		265,310

Louisiana--3.0%

Louisiana Office Facilities Corp., LR
(Capital Complex Program)
5.25%, 3/1/2017 (Insured; MBIA)	3,000,000		3,242,370

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	3,000,000	3,075,540

Maine--2.9%

Maine Housing Authority (Mortgage Purchase):
5.85%, 11/15/2020	1,230,000	1,304,944
5.35%, 11/15/2021	4,680,000	4,890,740

Maryland--4.4%

Community Development Administration,
Maryland Department of Housing and
Community Development:
Housing 5.95%, 7/1/2023	2,695,000	2,775,203
Multi-Family Housing Revenue
(Insured Mortgage Loans)
5.30%, 5/15/2022	435,000	455,149
Residential Revenue:
5.30%, 9/1/2012	800,000	832,888
5.40%, 9/1/2013	755,000	787,691
5.55%, 9/1/2015	790,000	815,809
(Single Family Program) 4.75%, 4/1/2013	2,090,000	2,197,426

Hyattsville, Special Obligation
(University Town Center Project)
5.60%, 7/1/2024	1,500,000	1,505,625

Massachusetts--.5%

Massachusetts Housing Finance Agency,
SFHR 7.125%, 6/1/2025	110,000	110,099

Massachusetts Industrial Finance Agency,
Health Care Facility Revenue
(Metro Health Foundation Inc. Project)
6.75%, 12/1/2027	1,000,000	963,780

Michigan--2.8%

Cadillac Area Public Schools
5.375%, 5/1/2017 (Insured; FGIC)	1,665,000	1,729,535

Kalamazoo Hospital Finance Authority,
Hospital Facility Revenue
(Burgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	1,000,000	1,197,860

Livingston County
(Marion Sanitary Sewer Systems Number 1)
5.125%, 6/1/2019	2,100,000	2,213,841

Michigan Municipal Bond Authority, Revenue
(Local Government Loan Program)
6.125%, 12/1/2018 (Insured; FGIC)	750,000	767,242

Mississippi--.7%

Mississippi Development Bank, Special Obligation
(Waveland, GO Public Improvement Bond Project)
5%, 11/1/2020 (Insured; AMBAC)	1,315,000	1,388,114

Missouri--3.3%

Cape Girardeau County Industrial Development
Authority, MFHR (Cape La Croix)

6.40%, 6/20/2031	1,245,000		1,289,496

Greene County Reorganized School District, Number R 02
(Building - Missouri Direct Deposit Program)
5%, 3/1/2019 (Insured; FSA)	1,350,000		1,429,893

Missouri Housing Development Commission, MFHR:
5.25%, 12/1/2016	2,040,000		2,162,441
5.375%, 12/1/2018	1,950,000		2,065,927

Montana--2.5%

Montana Board of Housing,
Single Family Mortgage
5.60%, 12/1/2023	2,550,000		2,604,902

Montana Board of Regents, Higher Education Revenue
(Montana State University):
5%, 11/15/2020 (Insured; AMBAC)	1,210,000	b	1,286,581
5%, 11/15/2021 (Insured; AMBAC)	1,350,000	b	1,426,437

Nebraska--1.2%

Municipal Energy Agency of Nebraska,
Power Supply System Revenue
5.25%, 4/1/2016 (Insured; AMBAC)	2,305,000		2,500,671

New Hampshire--2.6%

New Hampshire Higher Educational and Health
Facilities Authority, HR
(Androscoggin Valley Hospital)
5.75%, 11/1/2017	1,475,000		1,543,189

New Hampshire Housing Finance Authority:
Mortgage Revenue
6.85%, 7/1/2014	15,000		15,111
Multi-Family Revenue:
5.05%, 7/1/2012	1,480,000		1,543,980
5.15%, 7/1/2013	2,295,000		2,387,925

New Jersey--.6%

New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016	750,000		901,463
6.50%, 1/1/2016	250,000		299,308

New Mexico--1.0%

New Mexico Finance Authority,
Court Facilities Fee Revenue
5%, 6/15/2016 (Insured; MBIA)	1,920,000		2,048,986

New York--2.3%

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5.125%, 6/15/2021 (Insured; MBIA)	2,000,000		2,113,200

New York State Thruway Authority:
(Highway and Bridge Trust Fund)
5%, 4/1/2016 (Insured; FGIC)	1,000,000		1,065,810
(State Personal Income Tax Revenue-Transportation)
5%, 3/15/2020 (Insured; MBIA)	1,575,000		1,662,917

North Carolina--4.0%

North Carolina Housing Finance Agency
(Home Ownership)
5.875%, 7/1/2031	8,125,000		8,372,406

Ohio--3.4%

Village of Groveport, Income Tax Receipt
(Special Obligations):
5%, 12/1/2017 (Insured; MBIA)	3,535,000		3,766,330
5%, 12/1/2018 (Insured; MBIA)	1,000,000		1,060,380

Lorain, Hospital Improvement Revenue
(Lakeland Community Hospital, Inc.)
6.50%, 11/15/2012	810,000		843,461

Sharonville 5.25%, 6/1/2017 (Insured; FGIC)	1,480,000		1,610,566

Oregon--1.5%

Oregon Bond Bank, Revenue
(Economic Community Development Department)
5.50%, 1/1/2014 (Insured; MBIA)	1,190,000		1,308,595

Oregon Housing and Community Services
Department, SFMR (Mortgage Program)
6.45%, 7/1/2026	350,000		359,181

Sweet Home School District Number 55,
Linn County, GO
5.50%, 6/15/2020 (Insured; FSA)	1,375,000		1,517,863

Pennsylvania--2.9%

Dauphin County General Authority,
Office and Packaging Revenue (Riverfront Office)
6%, 1/1/2025	2,000,000		1,799,360

Ephrata Area School District
5%, 4/15/2013 (Insured; FGIC)	150,000		161,688

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue
(Jefferson Health Systems)
5%, 5/15/2011	1,410,000		1,478,949

Washington County Industrial Development
Authority, PCR (West Penn Power Co.)
6.05%, 4/1/2014 (Insured; AMBAC)	2,500,000		2,583,000

Rhode Island--.8%

Rhode Island Consolidation
Capital Development Loan
5.60%, 8/1/2010 (Insured; FGIC)
(Prerefunded 8/1/2005)	1,620,000	a	1,674,400

Tennessee--.5%

Sullivan County Industrial Board, Revenue
6.35%, 7/20/2027	1,000,000		1,038,830

Texas--4.7%

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	2,000,000		2,124,960

Austin Convention Enterprises Inc.,

Convention Center Hotel First Tier Revenue
6.60%, 1/1/2021	1,500,000		1,583,085

Crosby Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2017	1,655,000		934,148

Dallas 5.25%, 2/15/2018	1,000,000		1,076,590

Little Elm Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2022	1,285,000		488,968

McKinney Independent School District
(Permanent School Fund Guaranteed)
5.375%, 2/15/2019	1,500,000		1,624,965

North Harris Montgomery Community College
District 5.375%, 2/15/2017 (Insured; FGIC)	1,945,000		2,126,974

Vermont--1.5%

Vermont Municipal Bond Bank:
5%, 12/1/2017 (Insured; MBIA)	820,000		879,237
5%, 12/1/2022 (Insured; MBIA)	2,270,000		2,378,075

Virginia--2.4%

Hampton Redevelopment and Housing Authority,
Senior Living Association Revenue
5.875%, 7/20/2016	1,825,000		1,907,819

Middle River Regional Jail Authority,
Jail Facility Revenue
5%, 5/15/2019 (Insured; MBIA)	1,200,000		1,277,940

Riverside Regional Jail Authority, Jail Facilities
Revenue 5.875%, 7/1/2014 (Insured; MBIA)
(Prerefunded 7/1/2005)	475,000	a	495,126

Virginia Transportation Board,
Transportation Revenue
(U.S. Route 58 Corridor)
5%, 5/15/2017	1,300,000		1,382,667

Washington--1.2%

Energy Northwest, Wind Project Revenue
5.875%, 7/1/2020	1,375,000		1,471,663

Seatac Local Option Transportation,
Tax Revenue
6.50%, 12/1/2013 (Insured; MBIA)	45,000		45,614

Tacoma, Conservation Systems Project Revenue
(Tacoma Public Utilities Division)
6.60%, 1/1/2015 (Prerefunded 1/1/2005)	1,000,000	a	1,003,970

West Virginia--.5%

Pleasants County, PCR (West Penn Power Co.)
6.15%, 5/1/2015 (Insured; AMBAC)	1,000,000		1,043,700

Wisconsin--.5%

Housing Authority of the City of Mlwaukee,
Multifamily Housing Revenue

(Veterans Housing Projects)
5.10%, 7/1/2022	1,000,000		1,046,800
Total Long-Term Municipal Investments
(cost $200,400,232)			206,451,080
Short-Term Municipal Investments--1.9%
Pennsylvania--.5%
Geisinger Authority, Health Systems Revenue, VRDN
(Geisinger Health System) 1.68%	1,000,000	c	1,000,000
Texas--1.4%
Harris County Health Facilities Development Corp.,
HR, VRDN (Methodist Hospital) 1.68%	3,000,000	c	3,000,000
Total Short-Term Municipal Investments
(cost $4,000,000)			4,000,000
Total Investments (cost $204,400,232)	99.6%		210,451,080
Cash and Receivables (Net)	0.4%		772,373
Net Assets	100.0%		211,223,453

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate - subject to periodic change.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Select Intermediate
Municipal Bond Fund
Statement of Investments
November 30, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--98.1%	Amount	Value
	-----------	-----------
Alaska--.9%

Alaska Housing Finance Corp. 5.10%, 6/1/2012	1,080,000	1,107,551

Arkansas--2.5%

Arkansas Development Finance Authority,
Construction Revenue (Public Health Laboratory)
5%, 12/1/2017 (Insured; AMBAC)	1,025,000	1,091,082

University of Arkansas, University Revenues
(Various Facility - Fayetteville)
5.50%, 12/1/2016 (Insured; FSA)	1,610,000	1,794,699

California--15.5%

California Department of Water Resources:
Power Supply Revenue 5.375%, 5/1/2017 (Insured; XLCA)	3,000,000	3,289,890
Water Revenue (Central Valley)
5%, 12/1/2015 (Insured; FGIC)	1,000,000	1,078,200

California Public Works Board, LR
(University of California)
5.40%, 12/1/2016 (Insured; AMBAC)	1,000,000	1,096,900

Central Basin Municipal Water District,
COP (Central Basin):
5%, 8/1/2015 (Insured; AMBAC)	1,135,000	1,223,870
5%, 8/1/2016 (Insured; AMBAC)	1,210,000	1,295,559

Clovis Public Financing Authority, Water Revenue
5%, 3/1/2017 (Insured; AMBAC)	1,820,000	1,942,122

Glendale Community College District (Election of 2002):
Zero Coupon, 8/1/2017 (Insured; FGIC)	1,210,000	669,868
Zero Coupon, 8/1/2018 (Insured; FGIC)	1,300,000	680,121

Indian Wells Redevelopment Agency, Revenue
(Tax Allocation-Consolidated Whitewater)
5%, 9/1/2017 (Insured; AMBAC)	1,525,000	1,629,035

Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5%, 7/1/2018 (Insured; FSA)	2,000,000	2,135,820

San Diego Community College District (Election of 2002)
5%, 5/1/2019 (Insured; FSA)	500,000	530,835

San Francisco City & County Public Utilities Commission,
Water Revenue 5%, 11/1/2018 (Insured; FSA)	1,590,000		1,685,320
West Sacramento Redevelopment Agency, Tax Allocation
(West Sacramento Redevelopment)
4.75%, 9/1/2016 (Insured; MBIA)	1,000,000		1,038,560
Colorado--2.7%
Archuleta & Hinsdale Counties
(School District Number 50JT)
5.50%, 12/1/2014
(Insured; MBIA) (Prerefunded 12/1/2006)	750,000	a	804,922
Colorado Water Resources & Power Development Authority,
Drinking Water Revenue 5.25%, 9/1/2015	1,000,000		1,080,960
Sand Creek Metropolitan District, Refunding & Improvement
5%, 12/1/2015 (Insured; XLCA)	1,245,000		1,335,910
Delaware--5.6%
Delaware Economic Development Authority, PCR
(Delmarva Power) 4.90%, 5/1/2011 (Insured; AMBAC)	5,000,000		5,365,000
Delaware Housing Authority, Revenue 5.15%, 7/1/2017	1,145,000		1,172,961
Florida--6.2%
Capital Projects Finance Authority,
Student Housing Revenue (Capital Projects Loan Program)
5.50%, 10/1/2017 (Insured; MBIA)	2,000,000		2,147,320
Florida Department of Corrections, COP
(Okeechobee Correctional) 5%, 3/1/2015 (Insured; AMBAC)	1,000,000		1,095,270
Florida State University Financial Assistance Inc.,
Educational & Athletic Facilities Improvement Revenue
5%, 10/1/2018 (Insured; AMBAC)	1,705,000		1,817,036
Jacksonville Electric Authority, Revenue
(Saint John's River Power Park Systems) 5%, 10/1/2018	1,000,000		1,052,820
Pace Property Finance Authority, Inc.,
Utility System Improvement Revenue
5.125%, 9/1/2012 (Insured; AMBAC)	1,055,000		1,144,580
Georgia--.7%
Atlanta, Public Improvement 5%, 12/1/2013	825,000		879,400
Idaho--1.0%
Idaho Housing and Finance Association

(Single Family Mortgage) 5.55%, 7/1/2016	595,000		619,431

Madison County School District, Number 321 Rexburg
4.60%, 2/1/2009 (Insured; MBIA) (Prerefunded 2/1/2005)	495,000	a	497,223

Louisiana--3.2%

Louisiana Office Facilities Corp., LR
(Capital Complex Program):
5.50%, 5/1/2015 (Insured; AMBAC)	705,000		783,798
5.25%, 3/1/2017 (Insured; MBIA)	1,500,000		1,621,185

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	1,355,000		1,389,119

Maryland--5.4%

Maryland Community Development Administration,
Department of Housing & Community Development:
Insured Mortgage Loan 5.125%, 5/15/2017	765,000		809,645
(Single Family Program) 4.75%, 4/1/2013	800,000		841,120

Maryland Economic Development Corp., LR
(Montgomery County Wayne Avenue)
5.25%, 9/15/2014	1,295,000		1,434,161

Maryland Health & Higher Educational Facilities Authority,
Revenue (University of Maryland Medical Systems)
5.75%, 7/1/2017	2,000,000		2,171,800

Prince Georges County, Revenue (Dimensions Health Corp.):
5.10%, 7/1/2006	1,000,000		902,330
5.375%, 7/1/2014	250,000		213,830

Massachusetts--3.3%

The Commonwealth of Massachusetts
Special Obligation Refunding Notes
(Federal Highway Grant Anticipation Note Program)
5%, 12/15/2014 (Insured; FSA)	3,585,000		3,899,440

Michigan--1.0%

Greater Detroit Resource Recovery Authority, Revenue
6.25%, 12/13/2008 (Insured; AMBAC)	1,000,000		1,128,340

Minnesota--1.3%

Minnesota 5.25%, 11/1/2011	1,500,000		1,578,600

Missouri--1.6%

Missouri Highways & Transportation Commission,
State Road Revenue 5%, 2/1/2017	1,000,000		1,062,000

Missouri Housing Development Commission,
Multi-Family Housing 4.85%, 12/1/2011	745,000		790,870
Montana--1.8%
Montana Board of Regents, Higher Education Revenue
(Facilities-Montana State University)
5%, 11/15/2018 (Insured; AMBAC)	2,015,000	b	2,162,861
Nebraska--2.1%
Dodge County School District, Number 001 Fremont
5%, 12/15/2016 (Insured; FSA)	2,240,000		2,418,909
Nevada--1.4%
Las Vegas Convention & Visitors Authority, Revenue
5.75%, 7/1/2015 (Insured; AMBAC)	1,500,000		1,675,215
New Jersey--1.9%
Burlington County Bridge Commission, Pooled Loan Revenue
(Governmental Loan Program) 5%, 10/15/2013	1,290,000		1,405,636
New Jersey Transportation Trust Fund Authority
(Transportation Systems)
5.50%, 6/15/2012 (Insured; MBIA)	780,000		809,843
New York--5.5%
New York City Housing Development Corp., MFHR
5.125%, 11/1/2014	1,000,000		1,053,650
New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue 5.25%, 6/15/2015	1,405,000		1,532,757
New York State Thruway Authority, Service Contract Revenue
(Local Highway & Bridge) 5.75%, 4/1/2006	135,000		139,174
Sales Tax Asset Receivable Corp.
5%, 10/15/2017 (Insured; MBIA)	2,500,000		2,703,250
Triborough Bridge and Tunnel Authority,
General Purpose Revenue 5%, 1/1/2016	1,000,000		1,060,820
North Carolina--1.2%
North Carolina Eastern Municipal Power Agency,
Power System Revenue 7%, 1/1/2008	1,250,000		1,390,625
North Dakota--.2%
Grand Forks 4.90%, 12/1/2011	215,000		220,715

Ohio--4.0%
Alliance, Sewer System Revenue
6%, 10/15/2010 (Insured; AMBAC)	2,060,000	2,102,580
Northeast Regional Sewer District, Wastewater Revenue
5.50%, 11/15/2012 (Insured; AMBAC)	2,500,000	2,604,450
Oklahoma--.7%
Oklahoma Development Finance Authority,
Health Facilities Revenue
(Oklahoma Hospital Association)
5.125%, 6/1/2012 (Insured; AMBAC)	785,000	852,785
Pennsylvania--7.8%
Cambria County 6.625%, 8/15/2014 (Insured; FGIC)	615,000	629,612
Harrisburg Authority, Office and Parking Revenue:
5.50%, 5/1/2005	225,000	228,314
5.75%, 5/1/2008	1,000,000	1,071,150
Harrisburg Redevelopment Authority, Revenue
Zero Coupon, 11/1/2017 (Insured; FSA)	2,750,000	1,505,130
Pennsylvania Higher Educational Facilities Authority,
Revenue (University Health Services) 5.35%, 1/1/2008	4,500,000	4,661,775
Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6.25%, 12/1/2014	1,000,000	1,111,320
Rhode Island--.9%
Rhode Island Consolidated Capital Development Loan
5.95%, 8/1/2013 (Insured; MBIA)	1,000,000	1,031,940
South Carolina--4.1%
Anderson, Water & Sewer Systems Revenue
5%, 7/1/2017 (Insured; MBIA)	1,390,000	1,484,395
Charleston County Airport District,
Airport Systems Revenue 5%, 7/1/2015 (Insured; XLCA)	1,950,000	2,110,758
Pickens County School District
(School District Enhance Program) 5%, 5/1/2012	1,135,000	1,222,372
Texas--7.9%
Dallas-Fort Worth International Airport,
Revenue (Joint Improvement)
5.75%, 11/1/2016 (Insured; FSA)	1,735,000	1,932,634

El Paso, Water & Sewer Revenue 5%, 3/1/2014 (Insured; FSA)	1,000,000		1,092,000
Irving Hospital Authority, HR (Irving Healthcare Systems)
5.70%, 7/1/2008 (Insured; FSA)	1,675,000		1,708,467
North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,093,560
Tomball Hospital Authority, Revenue 6%, 7/1/2013	3,500,000		3,517,185
Virginia--3.0%
Brunswick County Industrial Development Authority,
Correctional Facility LR
5.55%, 7/1/2008 (Insured; MBIA) (Prerefunded 7/1/2006)	1,325,000	a	1,419,499
Fairfax County Redevelopment & Housing Authority, LR
(James Lee Community Center) 5.25%, 6/1/2019	1,120,000		1,193,203
Newport News 5%, 11/1/2016	855,000		922,913
Washington--2.9%
Energy Northwest, Wind Project Revenue 5.60%, 7/1/2015	1,000,000		1,048,860
King County School District Number 405 (Bellevue)
5%, 12/1/2014 (Insured; FGIC)	1,000,000		1,086,240
Washington Health Care Facilities Authority, Revenue
(Gray Harbor Community Hospital)
5.75%, 7/1/2010 (Insured; Radianassurance)	1,180,000		1,242,351
West Virginia--.9%
West Virginia Housing Development Fund
(Housing Finance) 5%, 11/1/2014	1,000,000		1,037,590
Wisconsin--.9%
Wisconsin Health & Educational Facilities Authority,
Revenue (Franciscan Skemp Medical Center)
5.875%, 11/15/2010	1,000,000		1,040,340
Total Long-Term Municipal Investments (cost $112,385,875)			115,453,381
Short-Term Municipal Investments--2.2%
Florida--1.4%
Putnam County Development Authority, PCR, VRDN
(Florida Power & Light Co.) 1.70%	1,600,000	c	1,600,000
Pennsylvania--.8%

Geisinger Authority, Health Systems Revenue, VRDN
(Geisinger Health Systems) 1.68%	1,000,000 c	1,000,000
Total Short-Term Municipal Investments (cost $2,600,000)		2,600,000
Total Investments (cost $114,985,875)	100.3%	118,053,381
Liabilities, Less Cash and Receivables	-0.3%	(357,567)
Net Assets	100.0%	117,695,814
Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Purchased on a delayed delivery basis.
(c) Securities payable on demand. Variable interest rate--subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Basic New Jersey Municipal Money Market Fund
Statement of Investments (Unaudited)
November 30, 2004

	Principal
Tax Exempt Investments- 100.4%	Amount ($)		Value ($)
	---------------------------		---------------------------
New Jersey- 99.4%

Beachwood Sewage Authority, Sewer Revenue
2.50%, 12/1/2004 (Insured; FSA)	100,000		100,000
Bergen County Improvement Authority, School District
Revenue (Engelwood City Board of Education Project)
2.25%, 4/1/2005	880,000		881,636
Bergen County Utilities Authority, Water Pollution Control
Revenue 3%, 12/15/2004 (Insured; FGIC)	460,000		460,331
Township of Brick, GO Notes, General Improvement
2.50%, 2/1/2005 (Insured; FSA)	385,000		385,868
Burlington County Bridge Commissioner
Commission Pooled Loan Revenue, Governmental
Loan Program 2%, 12/1/2004	910,000		910,000
Butler Board of Education, GO Notes
3.75%, 2/1/2005 (Insured; MBIA)	145,000		145,620
Camden County Improvement Authority, VRDN:
Health Care Redevelopment Revenue
(Cooper Health System) 1.78%
(LOC; Commerce Bank N.A.)	6,000,000	a	6,000,000
Revenue (Congregation Beth-EL)
1.72% (LOC; Commerce Bank N.A.)	2,015,000	a	2,015,000
Cape May County, GO Notes
4.25%, 2/15/2005 (Insured; FSA)	200,000		201,271
Cape May County Municipal Utilities Authority
Sewer Revenue, Refunding
5.70%, 1/1/2005 (Insured; FSA)	405,000		406,628
Cinnaminson Sewage Authority, Sewer Revenue, Refunding
2.50%, 2/1/2005 (Insured; FSA)	100,000		100,186
Cumberland Regional High School District, Go Notes
3.625%, 4/15/2005 (Insured; FSA)	185,000		186,575
Borough of Demarest, GO Notes
3%, 12/15/2004 (Insured; FSA)	315,000		315,203
Township of Dover, Go Notes, BAN 3%, 6/23/2005	1,235,000		1,243,476
Township of East Brunswick, Go Notes, Refunding
4.50%, 4/1/2005	300,000		303,097
Township of Edison, GO Notes 4.80%, 1/1/2005
(Insured; AMBAC)	100,000		100,273
Township of Egg Harbor School District, GO Notes
Refunding 3%, 1/15/2005	600,000		600,976
Township of Elk, Go Notes, Refunding 2%, 4/1/2005	165,000		165,461
Essex County, GO Notes
General Improvement 4.25%, 6/1/2005 (Insured; FGIC)	475,000	b	480,288
Essex County Improvement Authority, Lease Revenue
(Cogen Facilities Project) 5%, 1/1/2005 (Insured; FGIC)	150,000		150,488
Township of Evesham, GO Notes, Refunding
General Improvement 2.50%, 12/15/2004 (Insured; FSA)	100,000		100,049
Township of Fairfield, GO Notes, BAN 3%, 6/10/2005	1,061,000		1,067,820
Folsom School District, GO Notes
4%, 4/15/2005 (Insured; MBIA)	110,000		111,087

1

Franklin Lakes Board of Education, GO Notes
4.80%, 2/1/2005	500,000		503,021
Township of Galloway, GO Notes
4.25%, 12/15/2004 (Insured; FGIC)	100,000		100,116
Township of Hamilton, Mercer County
GO Notes 4.60%, 8/1/2005 (Insured; MBIA)	100,000		101,840
Township of Hillsborough School District, GO Notes
4.25%, 2/1/2005 (Insured; MBIA)	200,000		201,035
County of Hudson, GO Notes, BAN 3%, 9/21/2005	1,000,000		1,009,882
Township of Irvington, GO Notes, BAN:
1.75%, 3/18/2005	703,300		704,214
3%, 10/28/2005	1,898,500		1,915,372
Township of Jackson, GO Notes
3%, 12/1/2004 (Insured; AMBAC)	750,000		750,000
Linden, GO Notes, BAN 3%, 6/1/2005	2,370,000		2,384,516
Township of Long Beach, GO Notes
3%, 12/1/2004 (Insured; MBIA)	165,000		165,000
Township of Manchester Board of Education
COP, Refunding 1.25%, 12/15/2004 (Insured; FSA)	735,000		735,000
Township of Maplewood, GO Notes, General Improvement
5%, 2/1/2005 (Insured; FSA)	100,000		100,622
Maywood, GO Notes, General Improvement
3%, 1/15/2005 (Insured; FGIC)	100,000		100,238
Mercer County Improvement Authority:
LR, Governmental Leasing Program
2%, 12/15/2004 (Insured; AMBAC)	830,000		830,252
Revenue, VRDN (Children's Home Society Project)
1.74% (LOC; Wachovia Bank)	1,435,000	a	1,435,000
Township of Middletown Housing Authority
Housing Revenue, Refunding (Alice V Tomaso)
2%, 2/1/2005 (Insured; MBIA)	205,000		205,291
Township of Montgomery, GO Notes 2.25%, 2/1/2005	100,000		100,184
Mount Arlington, GO Notes, BAN 2.625%, 8/19/2005	1,150,000		1,157,470
Township of Mount Laurel, GO Notes
BAN 3%, 11/4/2005	1,227,100		1,238,236
Township of Mount Olive Board of Education, GO Notes
Refunding 3%, 1/15/2005 (Insured; MBIA)	465,000		465,657
State of New Jersey, GO Notes:
Refunding 5.625%, 2/15/2005	130,000		131,170
TAN 3%, 6/24/2005	1,210,000		1,216,603
New Jersey Economic Development Authority:
Revenue (Fellowship Village)
9.25%, 1/1/2005 (LOC; BNP Paribas)	100,000	b	109,538
VRDN:
EDR:
(AJV Holdings LLC Project)
1.72% (LOC; JPMorgan Chase Bank)	825,000	a	825,000
(ARND LLC Project)
1.82% (LOC: Comerica Bank and Sovereign Bank)	4,950,000	a	4,950,000
(AVP Realty Holdings) 1.81% (LOC; PNC Bank)	250,000	a	250,000
(Challenge Printing Project)
1.81% (LOC; Wachovia Bank)	1,645,000	a	1,645,000
(Hathaway Association LLC Project)
1.81% (LOC; Wachovia Bank)	3,560,000	a	3,560,000
(RCC Properties LLC Project)
1.81% (LOC; Wachovia Bank)	2,110,000	a	2,110,000
(St. Peters Preparatory School)
1.74% (LOC; Wachovia Bank)	1,345,000	a	1,345,000

2

Refunding:
(RDR Investment Company LLC)
1.81% (LOC; Wachovia Bank)	500,000	a	500,000
(South Van Brunt Properties LLC)
1.81% (LOC; Wachovia Bank)	1,915,000	a	1,915,000
(Stamato Realty LLC Project)
1.73% (LOC; Valley National Bank)	4,700,000	a	4,700,000
(Stone Brothers Secaucus Project)
1.72% (LOC; Valley National Bank)	1,655,000	a	1,655,000
(United Window and Door Manufacturing Inc.)
1.81% (LOC; Wachovia Bank)	500,000	a	500,000
(Wearbest Sil-Tex Mills Project)
1.83% (LOC; The Bank of New York)	2,385,000	a	2,385,000
IDR (Pennwell Holdings LLC Project)
1.81% (LOC; Wachovia Bank)	2,945,000	a	2,945,000
Industrial Revenue:
(Joe and James Moreng)
1.76% (LOC; Wachovia Bank)	1,710,000	a	1,710,000
(Melrich Road Development Corporation)
1.81% (LOC; Wachovia Bank)	2,370,000	a	2,370,000
Refunding (Station Plaza Park and Ride)
1.76% (LOC; Wachovia Bank)	3,300,000	a	3,300,000
LR (Sommerset Hills YMCA Project)
1.72% (LOC; Commerce Bank)	4,000,000	a	4,000,000
Private Schools Revenue (Oak Hill Academy Project)
1.74% (LOC; Wachovia Bank)	2,135,000	a	2,135,000
Revenue:
(Four Woodbury Mews Project)
1.76% (LOC; Bank of America)	5,000,000	a	5,000,000
(School Facilities Construction)
1.70% (Insured; AMBAC and Liquidity Facility;
The Bank of New York)	2,995,000	a	2,995,000
Special Facility Revenue (Port Newark
Container LLC) 1.69% (LOC; Citibank)	4,300,000	a	4,300,000
New Jersey Sports and Exposition Authority
College and University Revenue, Refunding
(Monmouth Park) 8%, 1/1/2005	1,450,000	b	1,487,436
New Jersey State Educational Facilities Authority:
College and University Revenue
(University of Medicine and Dentistry)
5%, 12/1/2004 (Insured; AMBAC)	125,000		125,000
Revenue (Higher Education Facilities Trust Fund)
5.125%, 9/1/2005 (Insured; AMBAC)	100,000		102,389
New Jersey State Housing and Mortgage Finance Authority:
MFHR, VRDN 1.72% (Insured; FSA and Liquidity
Facility; Lehman Brothers Holdings Inc.)	2,560,000	a	2,560,000
New Jersey State Transit Corporation:
Certificate of Participation/ Lease Revenue
5.25%, 9/15/2005 (Insured; AMBAC)	480,000		492,525
Government Fund/ Grant Revenue
5.50%, 2/1/2005 (Insured; AMBAC)	100,000		100,720
New Jersey State Transportation Trust Fund Authority
Revenue, VRDN, Merlots Program 1.70%
(Insured; FSA and LOC; Wachovia Bank)	1,200,000	a	1,200,000
Transportation System:
Fuel Sales Tax Revenue 6.50%, 6/15/2005
(Insured; AMBAC)	500,000		512,584
Revenue 5.25%, 6/15/2005	165,000		168,191
Revenue 5.50%, 6/15/2005	1,800,000		1,836,392
New Jersey State Turnpike Authority, Turnpike Revenue
5.25%, 1/1/2005 (Insured; MBIA)	1,335,000		1,339,703

3

New Jersey Wastewater Treatment Trust, Sewer Revenue
Refunding 5.60%, 5/15/2005	150,000		152,564
Newark Housing Authority, MFHR, VRDN
1.81% (Liquidity Facility; Merrill Lynch)	980,000	a	980,000
Township of North Brunswick, GO Notes, BAN
3.25%, 8/24/2005	2,010,000		2,031,899
Ocean County Utilities Authority, Wastewater Revenue
Refunding 5%, 1/1/2005	300,000		301,017
Paramus, GO Notes, BAN 3%, 7/29/2005	2,204,299		2,222,863
Paramus School District, GO Notes
4.125%, 4/1/2005 (Insured; MBIA)	570,000		575,377
Paterson, GO Notes:
BAN 2.75%, 6/24/2005	1,324,000		1,330,202
Refunding 5%, 2/15/2005 (Insured; MBIA)	200,000		201,560
City of Perth Amboy, GO Notes
General Improvement 4.25%, 2/1/2005 (Insured; MBIA)	100,000		100,494
Point Pleasant, GO Notes
3.375%, 12/15/2004 (Insured; FGIC)	385,000		385,317
Port Authority of New York and New Jersey:
Port, Airport and Marina Revenue:
4.125%, 12/1/2004	100,000		100,000
6%, 7/15/2005	100,000		102,521
4.50%, 8/1/2005	600,000		610,038
Special Obligation Revenue, VRDN
Merlots Program 1.75% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	795,000	a	795,000
Township of Princeton, GO Notes, General Improvement
4.125%, 5/1/2005	400,000		404,140
Rahway Valley Sewerage Authority, Sewer Revenue
2%, 2/1/2005	190,000		190,175
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,000,000		1,009,781
Rockaway Valley Regional Sewerage Authority
Revenue, Refunding 6%, 12/15/2004 (Insured; MBIA)	100,000		100,083
Rockleigh Borough, GO Notes, General Improvement
3.25%, 7/15/2005	125,000		125,953
Rumson-Fair Haven Regional High School District
GO Notes 2.50%, 2/1/2005 (Insured; FSA)	420,000		420,915
Salem County Improvement Authority, LR, Refunding
(Correctional Facility and Court House)
5%, 5/1/2005 (Insured; FGIC)	355,000		360,252
Sayreville, GO Notes, General Improvement and
Water Revenue 3%, 11/15/2005
(Insured; XL Capital Assurance)	385,000		388,258
Sayreville School District, GO Notes
4.625%, 3/1/2005 (Insured; FGIC)	120,000		121,019
Seaside Heights, GO Notes, General Improvement
3.50%, 12/1/2004 (Insured; AMBAC)	240,000		240,000
Secaucus School District, Go Notes, Temporary Notes
2.50%, 1/21/2005	2,168,338		2,171,620
Somerset County Improvement Authority, County
Guaranteed Capital Equipment Revenue 2.70%, 3/15/2005	150,000		150,628
Township of South Brunswick, GO Notes:
Refunding 3.50%, 4/1/2005	350,000		352,139
Tobacco Settlement Financing Corporation, Revenue
VRDN 1.81% (Liquidity Facility; Merrill Lynch)	4,995,000	a	4,995,000
Union County, Go Notes, General Improvement
4.75%, 2/1/2005	150,000		150,865
Union County Improvement Authority, Housing Revenue
VRDN (Cedar Glen Housing Corporation)
1.70% (Insured; FNMA and Liquidity Facility; FNMA)	4,700,000	a	4,700,000

4

Township of Upper Freehold, GO Notes, General
Improvement 4%, 12/15/2004 (Insured; MBIA)	150,000	150,159
Township of Washington Board of Education Mercer County
GO Notes 5.25%, 3/1/2005 (Insured; FSA)	140,000	141,385
West Long Branch, GO Notes, BAN 2%, 2/10/2005	2,352,956	2,356,563

U.S. Related- 1.0%

Guam International Airport Authority
Port, Airport & Marina Revenue
3%, 10/1/2005 (Insured; MBIA)	1,000,000	1,010,282
University of Puerto Rico, College and University Revenue
5.10%, 6/1/2005 (Insured; MBIA)	205,000	208,681

Total Investments (cost $126,748,280)	100.4%	126,748,280

Liabilities, Less Cash and Receivables	(0.4)%	(500,836)

Net Assets	100.0%	126,247,444

5

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes		LOC	Letter of Credit
COP	Certificate of Participation		LOR	Limited Obligation Revenue
EDR	Economic Development Revenue		LR	Lease Revenue
FGIC	Financial Guaranty Insurance Company		MBIA	Municipal Bond Investors Assurance
FNMA	Federal National Mortgage Association		MFHR	Multi-Family Housing Revenue
FSA	Financial Security Assurance		TAN	Tax Anticipation Notes
GO	General Obligation		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)
-----------------------		-----------------------		------------------------------	--------------------
F1, F1+		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	36.6
AAA, AA, A c		AAA, AA, A c		AAA, AA, A c	21.7
Not Rated d		Not Rated d		Not Rated d	41.7
100.0

Notes to Statement of Investments:

a Securities payable on demand. Variable interest rate - subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

6

Dreyfus Basic Municipal Money Market Fund
Statement of Investments
November 30, 2004 (Unaudited)

	Principal
Tax Exempt Investments-- 100.0%	Amount ($)		Value ($)
	--------------------		---------------------------------------
Arizona--.4%

Salt River Project Agricultural Improvement and Power District
Revenue, Refunding (Salt River Project) 5%, 1/1/2005	1,500,000		1,504,336

Arkansas--1.0%

Arkansas Development Finance Authority, IDR
VRDN (Defiance Metal Products of Arkansas Project)
1.83% (LOC; Standard Federal Bank)	3,670,000	a	3,670,000

California--2.8%

State of California, GO Notes, CP
1.70%, 12/8/2004 (Insured: Depfa Bank PLC, Dexia Credit
Locale, State Street Bank and Trust, WestLB AG, Landesbank
Baden-Wuettemberg, Bayerische Landesbank, Banque Paribas,
JPMorgan Chase Bank and Bank of America)	5,200,000		5,200,000
California Statewide Communities Development Authority
MFHR, VRDN (Vista Montana Apartments)
1.79% (Liquidity Facility; Merrill Lynch)	2,500,000	a	2,500,000
Golden State Tobacco Securitization Corporation, Revenue
VRDN 1.78% (Liquidity Facility; Merrill Lynch)	2,875,000	a	2,875,000

Colorado--3.6%

Denver City and County, Revenue
VRDN 1.74% (Insured; CIFG and Liquidty Facility;
Bayerische Landesbank)	5,000,000	a	5,000,000
Park Creek Metropolitan District, GO Notes, VRDN
1.77% (Liquidity Facility; Merrill Lynch)	5,775,000	a	5,775,000
Section 14 Metropolitan District Jefferson County
GO Notes, Refunding 2.25%, 12/1/2005
(LOC; U. S. Bank NA)	2,500,000		2,500,000

District of Columbia--3.9%

District of Columbia, Revenue, VRDN:
(Idea Public Charter School)
1.79% (LOC; Allfirst Bank)	2,500,000	a	2,500,000
Merlots Program 1.74% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3,130,000	a	3,130,000
Metro Washington Airport Authority, Revenue, CP:
1.70%, 12/6/2004
(Liquidity Facility; WestLB AG)	5,000,000		5,000,000
1.95%, 12/14/2004
(Liquidity Facility; WestLB AG)	4,000,000		4,000,000

Georgia--8.7%

Atlanta, Airport Revenue, VRDN, Merlots Program
1.79% (Insured; FGIC and Liquidity Facility;
Wachovia Bank)	5,070,000	a	5,070,000
Gainesville Housing Authority, MFHR
VRDN 1.81% (Liquidity Facility; Merrill Lynch)	3,410,000	a	3,410,000
Gwinnett County School District, GO Notes, TAN
1.75%, 12/30/2004	4,000,000		4,001,541
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project) 1.74%	20,000,000	a	20,000,000

Illinois--4.0%

Illinois Development Finance Authority, Revenue, VRDN
(Aurora Central Catholic High School)
1.95% (LOC; Allied Irish Banks)	1,000,000	a	1,000,000
Illinois Finance Authority, IDR, VRDN
(CFC International Inc. Project)
1.78% (LOC; ABN-AMRO)	2,000,000	a	2,000,000
Illinois Health Facilities Authority, Revenue:
(Evanston Health Facility) 1.93%, 4/7/2005	3,000,000		3,000,000
(Evanston Northwestern Hospital) 1.60%, 3/31/2005	8,000,000		8,000,000
Refunding (Sinai Health System)
1.60%, 2/15/2005 (Insured; FHA)	710,000		710,290

Indiana--1.3%

Indianapolis Local Public Improvement Bond Bank, Revenue
2%, 1/6/2005	3,700,000		3,702,428
Lake County Park District, GO Notes, Refunding
3%, 12/31/2004 (Insured; AMBAC)	1,000,000		1,001,550

Kentucky--4.5%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC)
1.75% (LOC; Deutsche Postbank)	16,800,000	a	16,800,000

Maryland--.8%

Maryland Economic Development Corporation, Revenue
VRDN (Chesapeake Advertising Facility)
1.92% (LOC; M&T Bank)	3,105,000	a	3,105,000

Massachusetts--1.8%

Township of Leicester, GO Notes, BAN
2.75%, 5/19/2005	4,086,000		4,103,359
City of Newburyport, GO Notes, BAN
3%, 5/5/2005	2,482,000		2,495,827

Michigan-8.2%

ABN AMRO Munitops Certificate Trust, Revenue, VRDN
1.80% (Insured; GNMA and
Liquidity Facility; ABN-AMRO)	9,495,000	a	9,495,000
State of Michigan, GO Notes
3.50%, 9/30/2005	5,000,000		5,061,231
Michigan Higher Education Facilities Authority, Revenue
VRDN, Refunding (Hope College Project)
1.71% (LOC; Bank One)	4,000,000	a	4,000,000
Michigan Hospital Finance Authority, Revenue, VRDN
(Healthcare Equipment Loan Program)
1.68% (LOC; Fifth Third Bank)	2,900,000	a	2,900,000
Michigan Strategic Fund, LOR, VRDN
(NSS Technologies Project)
1.80% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
Oakland County Economic Development Corporation, LOR
VRDN (Michigan Seamless Tube LLC Project)
1.83% (LOC; Standard Federal Bank)	5,000,000	a	5,000,000

Mississippi--.7%

Mississippi Business Finance Corporation, Revenue
VRDN (Jackson Preparatory School)
1.75% (LOC; First Tennessee Bank)	2,725,000	a	2,725,000

Missouri--2.6%

Missouri Higher Education Loan Authority, SLR
Refunding, VRDN 1.73% (Insured; MBIA and
Liquidity Facility; State Street Bank and Trust Company)	9,500,000	a	9,500,000

Nevada--1.5%

Clark County:
EDR, VRDN
(Lutheran Secondary School Association Project)
1.89% (LOC; Allied Irish Banks)	3,800,000	a	3,800,000
GO Notes, Refunding 2%, 1/1/2005 (Insured; FSA)	1,840,000		1,841,565

New York--1.1%

Department of Environmental Conservation, Revenue
CP 1.43%, 1/20/2005 (Insured: Helaba Bank and
Bayerische Landesbank)	4,000,000		4,000,000

Ohio--1.8%

Ohio State Higher Educational Facilities, Revenue, VRDN
(Cedarville University Project) 1.73% (LOC; Key Bank)	6,740,000	a	6,740,000

Oklahoma--2.7%

Canadian County Home Finance Authority, MFHR, VRDN
1.81% (Liquidity Facility; Merrill Lynch)	4,650,000	a	4,650,000
Oklahoma Development Finance Authority, LR
(Oklahoma State System Higher Education)
2%, 12/1/2004 (Insured; MBIA)	500,000		500,000
Tulsa County Industrial Authority
Capital Improvements Revenue
2.05%, 5/16/2005 (Liquidity Facility; Bank of America)	5,000,000		5,000,000

Oregon--1.3%

Portland, EDR, VRDN
(Broadway Project) 1.68% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,800,000	a	4,800,000

Pennsylvania--7.5%

Chester County Industrial Development Authority
Revenue, VRDN (University Student Housing Project)
1.72% (LOC; Citizens Bank of Pennsylvania)	7,305,000	a	7,305,000
Lancaster Industrial Development Authority, Revenue
VRDN (Student Lodging and Services)
1.83% (LOC; Fulton Bank)	4,635,000	a	4,635,000
Mount Lebanon School District, GO Notes, VRDN
Merlots Program 1.74% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,985,000	a	4,985,000
Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue, VRDN
(Reliant Energy Seward Project)
1.71% (LOC; WestLB AG)	5,000,000	a	5,000,000
Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue, VRDN
Refunding (Philadelphia Protestant Home)
1.75% (LOC; Bank of America)	2,000,000	a	2,000,000
Reading Regional Airport Authority, Revenue
VRDN 1.75% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	3,940,000	a	3,940,000

South Dakota--1.0%

South Dakota Health and Educational Facilities Authority
Revenue, VRDN (Rapid City Regional Hospital)
1.67% (Insured; MBIA and Liquidity Facility;
U. S. Bank N.A.)	3,700,000	a	3,700,000

Tennessee--5.2%

Chattanooga Metropolitan Airport Authority, Revenue
Refunding, VRDN 1.85% (LOC; First Tennessee Bank)	9,325,000	a	9,325,000
Metropolitan Government Nashville and Davidson County
Health and Educational Facility Board, MFHR
Refunding, VRDN (Brentwood Oaks Apartments)
1.69% (Insured; FNMA and Liquidity Facility; FNMA)	9,920,000	a	9,920,000

Texas--17.8%

Brazos River Authority, PCR, Refunding, VRDN
(TXU Energy Company Project)
1.73% (LOC; Citibank N.A.)	4,000,000	a	4,000,000
Central Texas Higher Education Authority, Revenue
Refunding 5.20%, 12/1/2004 (Insured; Student Loan
Marketing Association)	1,300,000		1,300,000
Dallas Area Rapid Transit, Revenue, CP
1.80%, 1/19/2005 (Liquidity Facility: State Street Bank
and Trust, WestLB AG, Landesbank Baden-
Wuettemberg, Bayerische Landesbank)	5,000,000		5,000,000
City of Garland, GO Notes
2%, 2/15/2005 (Insured; FSA)	1,470,000		1,472,465
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining)
1.79% (LOC; Shell Oil Company)	12,000,000	a	12,000,000
Lower Colorado River Authority, Water Revenue
Refunding 5%, 5/15/2005	1,000,000		1,014,002
Lower Neches Valley Authority Industrial Development
Corporation, Exempt Facilities Revenue, VRDN
(Onyx Environmental Services)
1.74% (LOC; Bank of America)	3,400,000	a	3,400,000
Port Development Corporation, Marine Terminal Revenue
VRDN (Pasadena Terminal Project)
1.95% (LOC; Deutsche Bank)	2,420,000	a	2,420,000
Port of Port Arthur Navigation District
Environmental Facilities Revenue, Refunding
VRDN (Motiva Enterprises Project) 1.82%	5,945,000	a	5,945,000
Revenue Bond Certificate Series Trust, Revenue, VRDN
(Siena Place) 1.95% (GIC; AIG Funding Inc.)	3,315,000	a	3,315,000
San Antonio, Water Revenue, CP
1.90%, 1/13/2005 (Liquidity Facility; Bank of America)	5,950,000		5,950,000
Tarrant County Housing Finance Corporation, Revenue
VRDN 1.81% (Insured; Merrill Lynch and
Liquidity Facility; Merrill Lynch)	2,420,000	a	2,420,000
State of Texas, TRAN 3%, 8/31/2005	5,000,000		5,051,870
Texas Department of Housing and Commission, SFHR, CP
1.86%, 12/16/2004 (Insured; Bayerische Landesbank)	5,000,000		5,000,000
Texas Department of Housing and Community Affairs, SFHR
1.95%, 8/3/2005 (GIC; CDC Municipal Products Inc.)	3,000,000		3,000,000
University of Texas System Board of Regents, Revenue
CP 1.40%, 12/6/2004	5,000,000		5,000,000

Utah--1.7%

Utah Housing Finance Agency, MFHR
Refunding, VRDN (Candlestick Apartments LLC)
1.72% (Insured; FNMA and Liquidity Facility; FNMA)	6,400,000	a	6,400,000

Virginia--2.3%

Hanover County Industrial Development Authority, IDR
VRDN (Iron and Metal Company Project)
1.80% (LOC; Branch Banking and Trust Company)	3,690,000	a	3,690,000
Patrick County Industrial Development Authority
IDR, VRDN (Narroflex Inc. Project)
1.85% (LOC; HSBC Bank USA)	4,770,000	a	4,770,000

Washington--5.0%

Kitsap County, GO Notes
Refunding 3%, 7/1/2005 (Insured; MBIA)	1,520,000		1,528,497
Port Chehalis Industrial Development Corporation
Revenue, VRDN (JLT Holding LLC Project)
1.80% (LOC; Key Bank)	3,200,000	a	3,200,000
Washington Housing Finance Commission, MFHR, VRDN:
Refunding (Avalon Ridge Apartments Project)
1.72% (Insured; FNMA)	8,755,000	a	8,755,000
(Vintage Everett Living) 1.72% (Insured; FNMA and
Liquidity Facility; FNMA)	5,250,000	a	5,250,000

Wisconsin--4.4%

Elmbrook School District, GO Notes, TRAN
2.75%, 4/15/2005	3,500,000		3,514,400
Rural Water Construction Loan Program, Revenue, BAN
3%, 10/1/2005	3,260,000		3,293,521
West Allis, Revenue, VRDN
(State Fair Park Exposition Center Project)
1.71% (LOC; U.S. Bank N.A.)	6,200,000	a	6,200,000
Wisconsin Health and Educational Facilities Authority
Revenue, VRDN (Mequon Jewish Project)
1.71% (LOC; Bank One)	3,250,000	a	3,250,000

Wyoming---2.4%

Campbell County, IDR
(Two Elk Power General Station Project)
1.40%, 12/2/2004 (GIC; Bayerische Landesbank)	9,000,000		9,000,000

Total Investments (cost $372,016,882)	100.0%		372,016,882

Liabilities, Less Cash and Receivables	0.0%		(21,894)

Net Assets	100.0%		371,994,988

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
CGIC	Capital Guaranty Insurance Company	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance Company	MFHR	Multi-Family Housing Revenue
FHA	Federal Housing Administration	PCR	Pollution Control Revenue
FNMA	Federal National Mortgage Association	SFHR	Single Family Housing Revenue
FSA	Financial Security Assurance	SLR	Student Loan Revenue
GIC	Guaranteed Investment Contract	SWDR	Solid Waste Disposal Revenue
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes
GO	General Obligation	TRAN	Tax and Revenue Anticipation Notes
IDR	Industrial Development Revenue	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)
-----------------------		-----------------------		--------------------------	------------
F1, F1+		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	80.8
AAA, AA, A b		AAA, AA, A b		AAA, AA, A b	6.3
Not Rated c		Not Rated c		Not Rated c	12.9
					100.0

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)